Intermediate Government Bond Series
Intermediate Government Bond Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of income derived from bonds of the U.S. Government and its agencies without incurring undue risk to principal.
COSTS Fees and Expenses of the Intermediate Government Bond Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Intermediate Government Bond Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Intermediate Government Bond Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Intermediate Government Bond Series
Management fee	0.20%
Distribution fee (12b-1)	none
Shareholder Services fee	0.14%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Intermediate Government Bond Series	48	152	264	594

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Intermediate Government Bond Series	48	152	264	594

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 9.34 years and an effective maturity of 7.59 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. The principal risk of investing in the Fund is the possibility of default, even though the bonds are of investment grade, or possible loss of money. Typically, as interest rates rise the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

INTERMEDIATE GOVERNMENT BOND SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.18%	December 31, 2008
Lowest Quarter Total Return:	-1.81%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.20%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Intermediate Government Bond Series	3.04%	4.87%	5.14%
Intermediate Government Bond Series Return After Taxes on Distributions (%)	1.68%	3.20%	3.30%
Intermediate Government Bond Series Return After Taxes on Distributions & Sale of Fund Shares (%)	1.98%	3.18%	3.29%
Intermediate Government Bond Series Barclays Capital U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)	4.98%	5.41%	5.11%